Income Taxes - Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Current:
Foreign			$ 3
Total current provision			3
Deferred:
Federal			5,740	5,740	5,740
State			1,234	1,234	1,234
Total deferred provision	1,744	1,744	6,974	6,974	6,974
Total provision for income taxes	$ 1,745	$ 1,744	$ 6,977	$ 6,974	$ 6,974